Debt - 2016 CQP Credit Facility (Details)		1 Months Ended			12 Months Ended
		Sep. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2017 USD ($) Rate
2016 CQP Credit Facilities [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	[1]				LIBOR or base rate
2016 CQP Credit Facilities [Member] | February 25, 2019 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Increase					0.50%
2016 CQP Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]				1.25%
2016 CQP Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	[1]				2.25%
Cheniere Partners [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR or the base rate
Cheniere Partners [Member] | 2016 CQP Credit Facilities [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Balance Required in Reserve Account, Period of Debt Service					6 months
Line of Credit Facility, Decrease		$ 1,470,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					40.00%
Cheniere Partners [Member] | 2016 CQP Credit Facilities [Member] | February 25, 2019 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Increase					0.50%
Cheniere Partners [Member] | 2016 CQP Credit Facilities [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.25%
Cheniere Partners [Member] | 2016 CQP Credit Facilities [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.25%
Line Of Credit Facility, Number Of Months Period Within LIBOR Period Interest Due					3 months
Cheniere Partners [Member] | 2016 CQP Credit Facilities [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					0.50%
Cheniere Partners [Member] | 2016 CQP Credit Facilities [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.00%
Cheniere Partners [Member] | 2016 CQP Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives					50.00%
Debt Instrument, Fixed Charge, Coverage Ratio | Rate					1.15
Debt Instrument, Fixed Charge, Coverage Ratio, Projected | Rate					1.55
Cheniere Partners [Member] | 2016 CQP Credit Facilities - CTPL Tranche Term Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 450,000,000
Cheniere Partners [Member] | 2016 CQP Credit Facilities - SPLNG Tranche Term Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					2,100,000,000
Cheniere Partners [Member] | 2016 CQP Credit Facilities - Debt Service Reserve Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					125,000,000
Cheniere Partners [Member] | 2016 CQP Credit Facilities - Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 115,000,000
Cheniere Partners [Member] | 2016 CQP Credit Facilities Letter of Credit [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage					2.25%
Cheniere Partners [Member] | 2016 CQP Credit Facilities Letter of Credit [Member] | Portion issued and not drawn [Member] | February 25, 2019 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Increase					0.50%
Cheniere Partners [Member] | CTPL Term Loan [Member]
Line of Credit Facility [Line Items]
Repayments of Long-term Debt				$ 400,000,000
Cheniere Partners [Member] | SPLNG Senior Notes [Member]
Line of Credit Facility [Line Items]
Repayments of Long-term Debt			$ 2,100,000,000

[1]	There is a 0.50% step-up for both LIBOR and base rate loans beginning on February 25, 2019.